Document and Entity Information Document	Aug. 05, 2019
Document Information [Line Items]
Entity Central Index Key	0001039684
Document Type	8-K
Title of 12(b) Security	Common stock, par value of $0.01
Entity Incorporation, State or Country Code	OK
Document Period End Date	Aug. 05, 2019
Entity File Number	001-13643
Entity Tax Identification Number	73-1520922
Trading Symbol	OKE
Security Exchange Name	NYSE
Entity Registrant Name	ONEOK, Inc.
Entity Address, Address Line One	100 West Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	918
Local Phone Number	588-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false